UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):

[   ] is a restatement
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jackson National Asset Management, LLC
Address:  225 West Wacker Drive
          Suite 1200
          Chicago, Illinois 60606

Form 13F File Number:  28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark D. Nerud
Title:     President
Phone:     312-338-5801
Signature, Place, and Date of Signing:

/s/ Mark D. Nerud    Chicago, Illinois     01/04/2010
[Signature]          [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-00096                 Capital Guardian Trust Company
28-03702                 Credit Suisse Asset Management, LLC
28-1666                  Eagle Asset Management, Inc.
28-03578                 Franklin Advisers, Inc.
28-5930                  Franklin Advisory Services, LLC
28-06154                 Franklin Mutual Advisers, LLC
28-10981                 Goldman Sachs Asset Management, L.P.
28-1983                  Invesco Aim Capital Management, Inc.
28-7592                  Waddell & Reed Financial, Inc. on behalf of
                         Sub-Adviser Ivy Investment Management Company
28-694                   J.P. Morgan Investment Management Inc.
28-61                    Lazard Asset Management LLC
28-03513                 M&G Investment Management Limited
28-1435                  Mellon Capital Management Corporation
28-203                   OppenheimerFunds, Inc.
28-4976                  Pacific Investment Management Company LLC
28-03586                 PPM America, Inc.
28-05454                 Templeton Global Advisors Limited
28-115                   T. Rowe Price Associates, Inc.
28-04557                 Wellington Management Company, llp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.